UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System.
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report
December 31, 2011

CASTLE FOCUS FUND (Unaudited)

                                                           Castle Focus Fund
                                        by Sectors (as a percentage of Net Assets)

                       *Net Cash represents cash equivalents and other assets less liabilities.

CASTLE FOCUS FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2011.

		Since
	1 Year(A)	Inception(A)
Investor Shares	7.41%	12.40%
CLASS C (without CDSC)**	6.24%	11.32%
CLASS C (with CDSC)**	5.23%	11.32%
S&P 500 Index (B)	2.11%	16.54%

The Fund's Expense Ratios (from 11/1/11 Prospectus):
Investor Shares – Gross 1.65%, Net 1.49%; Class C – Gross 2.65%, Net 2.49%

The Fund's expense ratio for the period ended December 31, 2011 can be found in the financial highlights included within this report.

(A) Since Inception and 1 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Focus Fund commenced operations on July 1, 2010.

(B) The S&P 500 is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the original purchase date. The CDSC is 1% of the lesser of the original purchase price or the value of the shares being redeemed. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-703-260-1921. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2011 Semi-Annual Report 1

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. If Fund shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, July 1, 2011 through December 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Investor Shares
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2011 to
	July 1, 2011	December 31, 2011	December 31, 2011

Actual	$1,000.00	$1,024.81	$7.60

Hypothetical	$1,000.00	$1,017.69	$7.58
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Investor Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2011 to
	July 1, 2011	December 31, 2011	December 31, 2011

Actual	$1,000.00	$1,019.34	$12.67

Hypothetical	$1,000.00	$1,012.65	$12.63
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.49% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2011 Semi-Annual Report 2

Castle Focus Fund

		Schedule of Investments
		December 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Business Services, NEC
150,000	Western Union Co.	$ 2,739,000	3.00%
Crude Petroleum & Natural Gas
75,000	TOTAL S.A. **	3,833,250	4.20%
Electric & Other Services Combined
80,000	Exelon Corp.	3,469,600	3.80%
Electromedical & Electrotherapeutic Apparatus
95,000	Medtronic, Inc.	3,633,750	3.98%
Engineering, Accounting, Research, Management
90,000	Paychex Inc.	2,709,900	2.97%
Fire, Marine & Casualty Insurance
75,000	W.R. Berkley Corporation	2,579,250	2.82%
Food and Kindred Products
50,000	Campbell Soup Company	1,662,000	1.82%
Groceries & Related Products
94,000	Sysco Corp.	2,757,020	3.02%
Malt Beverages
68,000	Molson Coors Brewing Company Class B	2,960,720	3.24%
Natural Gas Transmission & Distrbution
90,000	Spectra Energy Corp.	2,767,500	3.03%
Petroleum Refining
35,000	Exxon Mobil Corp.	2,966,600	3.25%
Pharmaceutical Preparations
60,000	Johnson & Johnson	3,934,800
75,000	Novartis AG **	4,287,750
		8,222,550	9.00%
Prepackaged Software
200,000	Microsoft Corporation	5,192,000	5.68%
Retail - Drug Stores and Proprietary Stores
70,000	CVS Caremark Corporation	2,854,600	3.13%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
60,000	Procter & Gamble Co.	4,002,600	4.38%
Surgical & Medical Instruments & Apparatus
50,000	Becton, Dickinson and Company	3,736,000	4.09%
Variety Stores
53,000	Wal-Mart Stores Inc.	3,167,280	3.46%
Total for Common Stock (Cost - $55,906,141)		$ 59,253,620	64.87%
CLOSED - END FUNDS
260,000	Sprott Physical Gold Trust * (Canada)	3,588,000	3.93%
(Cost - $3,840,232)
EXCHANGE TRADED FUNDS
10,000	SPDR Gold Shares *	1,519,900	1.66%
(Cost - $1,306,945)
REAL ESTATE INVESTMENT TRUSTS
80,000	Weyerhaeuser Company	1,493,600	1.64%
(Cost - $1,320,529)
MONEY MARKET FUNDS
24,163,176	Invesco Short Term Investments Treasury Portfolio 0.02% ***	24,163,176	26.45%
(Cost - $24,163,176)
	Total Investments	90,018,296	98.55%
	(Cost - $86,537,023)
	Other Assets in Excess of Liabilities	1,320,098	1.45%
	Net Assets	$ 91,338,394	100.00%

* Non-Income Producing Security.
** ADR - American Depository Receipt
*** Variable Rate Security; The Yield Rate shown represents
the 7-day yield at December 31, 2011.
The accompanying notes are an integral part of these
financial statements.

2011 Semi-Annual Report 3

Castle Focus Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2011
Assets:
Investment Securities at Fair Value	$ 90,018,296
(Cost - $86,537,023)
Cash	577,607
Receivables:
Dividends and Interest	69,075
Shareholder Purchases	1,361,024
Total Assets	92,026,002
Liabilities:
Payable for Investments Purchased	410,135
Payable for Shareholder Redemptions	171,483
Accrued Advisory Fees	68,113
Accrued Service Fees	28,607
Accrued Distribution and Service (12b-1) Fees	9,270
Total Liabilities	687,608
Net Assets	$ 91,338,394
Net Assets Consist of:
Paid In Capital	87,829,591
Accumulated Undistributed Net Investment Income	22,634
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	4,896
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	3,481,273
Net Assets	$ 91,338,394

Investor Shares
Net Assets	$ 86,640,647
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	4,876,739
Net Asset Value and Offering Price Per Share	$ 17.77
Minimum Redemption Price Per Share ($17.77x0.98)*	$ 17.41

Class C
Net Assets	$ 4,697,747
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	267,625
Net Asset Value and Offering Price Per Share	$ 17.55
Minimum Redemption Price Per Share with CDSC fee ($17.55x0.99)**	$ 17.37
Minimum Redemption Price Per Share ($17.55x0.98)*	$ 17.20

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase.
** A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption and/or CDSC fees. An addi-
tional 2% redemption fee may be applied if shares are redeemed within 90 days of purchase for a maximum charge of 3%.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 4

Castle Focus Fund

Statement of Operations (Unaudited)
For the six month period ended December 31, 2011
Investment Income:
Dividends (Net of foreign withholding tax and fees of $11,100)	$ 465,404
Interest	1,536
Total Investment Income	466,940
Expenses:
Advisory Fees	257,976
Service Fees	149,626
Distribution and Service (12b-1) Fees - Class C	16,448
Total Expenses	424,050
Less: Expenses Waived	(19,190)
Net Expenses	404,860
Net Investment Income	62,080
Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	5,368
Change In Unrealized Appreciation/(Depreciation) on Investments	2,741,471
Net Realized and Unrealized Gain/(Loss) on Investments	2,746,839

Net Increase in Net Assets from Operations	$ 2,808,919

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

Castle Focus Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2011	7/1/2010 *
	to	to
	12/31/2011	6/30/2011
From Operations:
Net Investment Income	$ 62,080	$ 96,484
Net Realized Gain on Investments	5,368	365,641
Change in Net Unrealized Appreciation on Investments	2,741,471	739,802
Increase/(Decrease) in Net Assets from Operations	2,808,919	1,201,927
From Distributions to Shareholders:
Net Investment Income
Investor Shares	(132,315)	(3,615)
Class C	-	-
Net Realized Gain from Security Transactions
Investor Shares	(347,679)	(169)
Class C	(18,240)	(25)
Change in Net Assets from Distributions	(498,234)	(3,809)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Shares	61,525,719	26,752,883
Class C	2,030,285	2,572,690
Proceeds From Redemption Fees (Note 2)
Investor Shares	10,039	1,306
Class C	16	-
Shares Issued on Reinvestment of Dividends
Investor Shares	358,288	3,754
Class C	18,240	25
Cost of Shares Redeemed
Investor Shares	(4,093,886)	(1,227,116)
Class C	(52,689)	(69,963)
Net Increase/(Decrease) from Shareholder Activity	59,796,012	28,033,579
Net Increase/(Decrease) in Net Assets	62,106,697	29,231,697
Net Assets at Beginning of Period	29,231,697	-
Net Assets at End of Period (Including Accumulated Undistributed	$ 91,338,394	$ 29,231,697
Net Investment Income of $22,634 and $92,869, respectively)
Share Transactions:
Issued
Investor Shares	3,567,134	1,597,633
Class C	118,868	154,930
Reinvested
Investor Shares	20,254	226
Class C	1,043	1
Redeemed
Investor Shares	(237,467)	(71,041)
Class C	(3,106)	(4,111)
Net Increase (Decrease) in Shares	3,466,726	1,677,638
Shares Outstanding at Beginning of Period	1,677,638	-
Shares Outstanding at End of Period	5,144,364	1,677,638

* Commencement of operations. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 6

Castle Focus Fund

Financial Highlights - Investor Shares	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2011		7/1/2010*
	to		to
	12/31/2011		6/30/2011
Net Asset Value -
Beginning of Period	$ 17.44		$ 15.00
Net Investment Income/(Loss) (a)	0.03		0.15
Net Gains or Losses on Securities
(realized and unrealized)	0.40		2.30
Total from Investment Operations	0.43		2.45
Proceeds from Redemption Fees	-	+	- +
Distributions (From Net Investment Income)	(0.03)		(0.01)
Distributions (From Capital Gains)	(0.07)		- +
Total Distributions	(0.10)		(0.01)
Net Asset Value -
End of Period	$ 17.77		$ 17.44
Total Return (b)	2.48%	**	16.34%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	86,641		26,624
Ratio of Expenses to Average Net Assets	1.49%	***	1.58%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.30%	***	0.86%

Portfolio Turnover Rate	13.91%	**	39.80%

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2011		7/1/2010*
	to		to
	12/31/2011		6/30/2011
Net Asset Value -
Beginning of Period	$ 17.29		$ 15.00
Net Investment Income/(Loss) (a)	(0.06)		(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	0.39		2.32
Total from Investment Operations	0.33		2.29
Proceeds from Redemption Fees	-		-
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	(0.07)		-
Total Distributions	(0.07)		-
Net Asset Value -
End of Period	$ 17.55		$ 17.29
Total Return (b)	1.93%	**	15.27%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	4,698		2,608
Ratio of Expenses to Average Net Assets	2.49%	***	2.58%
Ratio of Net Investment Income/(Loss) to Average Net Assets	-0.71%	***	-0.19%

Portfolio Turnover Rate	13.91%	**	39.80%

* Commencement of operations.
** Not Annualized.
*** Annualized.
+ Amount was less than $0.005 per share.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS
CASTLE FOCUS FUND
December 31, 2011
(UNAUDITED)

1.) ORGANIZATION:
Castle Focus Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 28, 2010. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2011, there were eight series authorized by the Trust. The Fund commenced operations on July 1, 2010. The Fund currently offers Investor Shares and Class C shares. The classes differ principally in their respective distribution expenses and service arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Investor Shares of the Fund are sold at the net asset value (the “NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Additionally, Class C shares may be subject to a contingent deferred sales charge (“CDSC”) as described in Note 2. The Fund's investment objective is to seek long-term capital appreciation. The Investment Adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the Sub-Adviser to the Fund is St. James Investment Company, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended December 31, 2011, proceeds from redemption fees were $10,039 and $16 for Investor Shares and Class C, respectively. Class C shares are also subject to a CDSC for redemptions made within twelve months of purchase. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2010), or expected to be taken on the Fund’s 2011 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended December 31, 2011, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2011 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, closed-end funds, exchange traded funds and real estate investment trusts). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value

2011 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$59,253,620	$0	$0	$59,253,620
Closed-End Funds	3,588,000	0	0	3,588,000
Exchange Traded Funds	1,519,900	0	0	1,519,900
Real Estate Investment Trusts	1,493,600	0	0	1,493,600
Money Market Funds	24,163,176	0	0	24,163,176
Total	$90,018,296	$0	$0	$90,018,296

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended December 31, 2011. There were no transfers into or out of level 1 and level 2 during the six month period ended December 31, 2011. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% per year of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee. For the six month period ended December 31, 2011, the Adviser received management fees totaling $257,976. At December 31, 2011, the Fund owed $68,113 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the "Services Agreement"), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s business affairs. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii) the services of a Chief Compliance Officer for the Trust and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports to, and filings with, the Securities and Exchange Commission, state securities commissions and Blue Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as offi-

2011 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

cers of the Trust if so elected by the Board of Trustees. Executive and administrative services include, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2011, the Adviser earned service fees of $149,626. At December 31, 2011, 2011 the Fund owed the Adviser service fees of $28,607. Effective November 1, 2011 the Adviser has contractually agreed to waive Services Agreement fees by 0.16% of its average daily net assets through October 31, 2012. The Services Agreement fee waiver will automatically terminate on October 31, 2012 unless it is renewed by the Adviser. A total of $19,190 was waived for the six month period ended December 31, 2011.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the Class C shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Class C shares. This Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund's Class C shares for activities primarily intended to result in the sale of those shares. These activities include payment to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The 1.00% for the Class C shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The Fund incurred distribution and service (12b-1) fees of $16,448 for Class C shares, during the six month period ended December 31, 2011. At December 31, 2011 the Fund owed distribution and service (12b-1) fees of $9,270 for Class C shares.

During the six month period ended December 31, 2011, the Adviser received $75 resulting from CDSC fees incurred by Class C shareholders.

6.) RELATED PARTY TRANSACTIONS
A control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid a total of $1,500 in Trustees’ fees for the six month period ended December 31, 2011 by the Adviser.

7.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $48,504,675 and $5,200,219, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at December 31, 2011 was $86,537,023.

At December 31, 2011, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,166,201	($684,928)	$3,481,273

There were no differences between book basis and tax basis unrealized appreciation.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2011, Charles Schwab & Co. Inc. located at 211 Main Street, San Francisco, California, and NFS LLC located at 200 Liberty Street, New York, New York, both for the benefit of their customers, beneficially held, in the aggregate, 26.80% and 31.97%, respectively, of Investor Shares. The Trust does not know whether the foregoing entities or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

2011 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

9.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid on December 22, 2011 of which $0.0282 per share was paid from short-term capital gain on the Investor Shares and $0.0741 per share was paid from net investment income.

Investor Shares distributions paid from:

	Six Month Period Ended	Fiscal Year Ended
	December 31, 2011	June 30, 2011
Ordinary Income	$132,315	$3,615
Short-term Capital Gain	347,679	169
Long-term Capital Gain	0	0
	$479,994	$3,784

Class C also paid distributions on December 22, 2011 of which $0.0741 per share was paid from short-term capital gain.

Class C distributions paid from:

	Six Month Period Ended	Fiscal Year Ended
	December 31, 2011	June 30, 2011
Ordinary Income	$ 0	$ 0
Short-term Capital Gain	18,240	25
Long-term Capital Gain	0	0
	$18,240	$ 25

10.) RECENT TAX LAW
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the June 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the June 30, 2012 taxable year.

11.) ACCOUNTING PRONOUNCEMENT
In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

2011 Semi-Annual Report 12

ADDITIONAL INFORMATION
December 31, 2011
(UNAUDITED)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2.) PROXY VOTING GUIDELINES
The Adviser is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling 730-260-1921. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 730-260-1921. This information is also available on the SEC’s website at http://www.sec.gov.

2011 Semi-Annual Report 13

Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
St. James Investment Company, LLC

Legal Counsel
The Law Offices of John H. Lively
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Castle
Focus Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Castle Focus Fund 7105 Marine Drive Alexandria, Virginia 22307 www.castleim.com 703-260-1921

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

           By: /s/Ross C. Provence
           Ross C. Provence
           President

           Date:           3/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By: /s/Ross C. Provence
           Ross C. Provence
           President

           Date:           3/7/12

           By: /s/Jeffrey R. Provence
           Jeffrey R. Provence
           Chief Financial Officer

           Date:           3/7/12